Capital Management (Details) - Schedule of Policies and Processes for Managing Capital - Capital [Member] - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Capital Management (Details) - Schedule of Policies and Processes for Managing Capital [Line Items]
Credit facility	$ (28,747,705)
Term loan	(7,718,928)
Convertible notes	(11,258,950)
Other loan
Redeemable stock options	(6,102,496)
Government grant liabilities	(1,468,296)
Contingent consideration payable
Less: cash	5,056,040
Net debt	(50,240,335)
Equity (deficiency) attributable to owners of the capital stock of the parent	7,111,792
Equity total	$ (43,632,367)
As Restated (Note 2) [Member]
Capital Management (Details) - Schedule of Policies and Processes for Managing Capital [Line Items]
Credit facility		$ (30,000,000)
Term loan		(10,034,513)
Convertible notes
Other loan		(1,582,780)
Redeemable stock options		(6,102,496)
Government grant liabilities		(1,409,694)
Contingent consideration payable
Less: cash		32,025,899
Net debt		(17,103,584)
Equity (deficiency) attributable to owners of the capital stock of the parent		33,159,327
Equity total		$ 16,055,743